VOYAGE REVENUES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Abstract]
Voyage Revenues	$ 354,619	$ 317,220	$ 289,016
Future Minimum Revenues [Abstract]
Capitalized cost	$ 400	1,000
Maximum [Member]
Future Minimum Revenues [Abstract]
Term of voyage contract	1 year
Spot Charter [Member]
Disaggregation of Revenue [Abstract]
Voyage Revenues	$ 274,217	283,007	259,978
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Voyage Revenues	80,402	$ 34,213	$ 29,038
Future Minimum Revenues [Abstract]
2021	8,395
2022	0
2023	0
Total Future Minimum Revenues	$ 8,395